Warrant Liability	12 Months Ended
Dec. 31, 2019
Disclosure Of Warrant Liability [Abstract]
Warrant Liability
18.	WARRANT LIABILITY

The share purchase warrants are classified as a financial instrument under the principles of IFRS 9, as the share purchase warrants are considered a derivative financial instrument given that their exercise price is in Canadian dollars (C$) while the functional currency of the Company is the US dollar. Accordingly, the outstanding warrants are remeasured to fair value at each reporting date with change in the fair value charged to finance expense (income), net (note 8(c)).

			Warrants Outstanding at
Issuance (1)	Expiry Date	Exercise Price	December 31, 2019	December 31, 2018
Rye Patch replacement warrants (2)	January 31, 2020	C$2.71 ($2.09)	147,692	147,692
Rye Patch replacement warrants (2)	January 31, 2020	C$3.44 ($2.65)	7,384,656	7,384,656
Rye Patch replacement warrants	July 28, 2021	C$2.98 ($2.30)	1,198,119	1,198,119
			8,730,467	8,730,467

(1)	Replacement warrants issued with the acquisition of Rye Patch (note 6).
(2)	Subsequent to December 31, 2019, 7,532,348 warrants expired unexercised.

As at December 31, 2019, the warrant liability was revalued to $nil (December 31, 2018 - $30) using a Black-Scholes option pricing model based on the following assumptions:

	December 31,	December 31,
	2019	2018
Risk-free interest rate	1.6%	1.9%
Expected life of warrants	0.1 - 1.6 years	0.2 - 3.2 years
Annualized volatility	31.3 - 33.3%	25.9 - 45.7%
Dividend rate	0.0%	0.0%

During the years ended December 31, 2019, 2018 and 2017, the Company recognized the following gain (loss) on revaluation of the share purchase warrant liabilities (note 8(c)):

Years ended December 31,
	2019	2018	2017
Warrants issued through Rye Patch acquisition	$30	$1,628	$-
Bought deal November 30, 2016	-	304	930
Bought deal July 20, 2017	-	290	495
Private placement October 19, 2015	-	-	(87)
	$30	$2,222	$1,338